LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)
	Principal
CORPORATE BONDS - 68.7%	Amount	Value
Aerospace & Defense - 5.2%
Honeywell International, Inc.:
2.300%, 08/15/2024
Callable 07/15/2024	$3,105,000	$2,983,558
1.350%, 06/01/2025
Callable 05/01/2025	3,000,000	2,764,997
L3Harris Technologies, Inc.
3.850%, 06/15/2023
Callable 05/15/2023	6,650,000	6,620,956
Raytheon Technologies Corp.
3.700%, 12/15/2023
Callable 09/15/2023	1,750,000	1,735,248
		14,104,759
Banks - 4.5%
Bank of America Corp.:
3.300%, 01/11/2023	2,000,000	1,995,344
4.450%, 03/03/2026	2,000,000	1,929,861
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	2,000,000	1,983,687
Truist Bank:
3.200%, 04/01/2024
Callable 03/01/2024	2,500,000	2,442,874
3.300%, 05/15/2026
Callable 04/15/2026	2,000,000	1,858,337
Wells Fargo & Co.
4.125%, 08/15/2023	2,000,000	1,991,493
		12,201,596
Beverages - 0.7%
Keurig Dr Pepper, Inc.
2.550%, 09/15/2026
Callable 06/15/2026	2,225,000	2,010,899

Biotechnology - 3.3%
AbbVie, Inc.
2.900%, 11/06/2022	3,487,000	3,481,036
Amgen, Inc.:
2.250%, 08/19/2023
Callable 06/19/2023	2,350,000	2,307,175
2.600%, 08/19/2026
Callable 05/19/2026	1,000,000	917,692
2.200%, 02/21/2027
Callable 12/21/2026	2,500,000	2,224,353
		8,930,256
Chemicals - 2.0%
Air Products and Chemicals, Inc.
1.500%, 10/15/2025
Callable 09/15/2025	4,000,000	3,639,700
Ecolab, Inc.
2.700%, 11/01/2026
Callable 08/01/2026	2,000,000	1,854,209
		5,493,909
Communications Equipment - 1.4%
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	4,000,000	3,891,000

Computers & Peripherals - 1.3%
Apple, Inc.:
2.400%, 05/03/2023	1,250,000	1,236,731
2.500%, 02/09/2025	2,515,000	2,403,409
		3,640,140
Consumer Finance - 2.7%
American Express Co.:
3.400%, 02/27/2023
Callable 01/27/2023	2,500,000	2,490,001
2.500%, 07/30/2024
Callable 06/30/2024	1,063,000	1,019,248
3.000%, 10/30/2024
Callable 09/29/2024	2,000,000	1,932,181
4.200%, 11/06/2025
Callable 10/06/2025	2,000,000	1,953,598
		7,395,028
Containers & Packaging - 1.5%
Ball Corp.
5.250%, 07/01/2025	4,252,000	4,161,199

Diversified Financials - 4.1%
JPMorgan Chase & Co.:
3.375%, 05/01/2023	3,788,000	3,765,310
2.700%, 05/18/2023
Callable 03/18/2023	1,855,000	1,837,837
3.875%, 02/01/2024	1,750,000	1,730,933
3.300%, 04/01/2026
Callable 01/01/2026	3,500,000	3,282,636
3.200%, 06/15/2026
Callable 03/15/2026	636,000	591,156
		11,207,872
Diversified Telecommunication Services - 4.1%
AT&T, Inc.:
1.700%, 03/25/2026
Callable 03/25/2023	1,450,000	1,286,050
4.250%, 03/01/2027
Callable 12/01/2026	4,000,000	3,846,230
Verizon Communications, Inc.:
3.500%, 11/01/2024
Callable 08/01/2024	1,750,000	1,709,021
4.125%, 03/16/2027	2,000,000	1,914,106
2.100%, 03/22/2028
Callable 01/22/2028	3,000,000	2,533,742
		11,289,149
Electrical Equipment & Instruments - 3.1%
Emerson Electric Co.
3.150%, 06/01/2025
Callable 03/01/2025	6,500,000	6,270,089
Rockwell Automation, Inc.:
0.350%, 08/15/2023
Callable 10/11/2022	825,000	796,376
2.875%, 03/01/2025
Callable 12/01/2024	1,440,000	1,377,220
		8,443,685
Electronic Equipment & Instruments - 1.6%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	4,500,000	4,485,335

Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.
3.500%, 07/01/2027
Callable 05/01/2027	2,500,000	2,339,726

Household Products - 0.3%
The Procter & Gamble Co.
8.000%, 09/01/2024	775,000	821,422

Life Sciences Tools & Services - 3.3%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	5,500,000	5,279,945
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024
Callable 10/31/2022	4,000,000	3,724,284
		9,004,229
Media & Entertainment - 1.4%
Alphabet, Inc.
3.375%, 02/25/2024	4,000,000	3,952,815

Multiline Retail - 1.1%
Dollar Tree, Inc.
4.000%, 05/15/2025
Callable 03/15/2025	3,000,000	2,910,445

Oil & Gas & Consumable Fuels - 4.9%
Chevron Corp.
2.954%, 05/16/2026
Callable 02/16/2026	1,870,000	1,762,151
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	2,963,000	2,872,524
Kinder Morgan Energy Partners, L.P.
3.450%, 02/15/2023
Callable 11/15/2022	1,360,000	1,353,902
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	2,953,231
Kinder Morgan, Inc.
3.150%, 01/15/2023
Callable 12/15/2022	4,350,000	4,330,311
		13,272,119
Personal Products - 0.2%
The Estee Lauder Cos., Inc.
2.000%, 12/01/2024
Callable 11/01/2024	556,000	531,323

Pharmaceuticals - 4.3%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	1,750,000	1,729,837
2.950%, 03/15/2025
Callable 12/15/2024	3,925,000	3,780,911
Bristol-Myers Squibb Co.
3.625%, 05/15/2024
Callable 02/15/2024	4,750,000	4,680,312
Zoetis, Inc.
3.250%, 02/01/2023
Callable 11/01/2022	1,664,000	1,655,419
		11,846,479
Real Estate Investment Trusts - 3.5%
American Tower Corp.:
3.500%, 01/31/2023	3,500,000	3,489,049
5.000%, 02/15/2024	2,500,000	2,501,163
3.375%, 10/15/2026
Callable 07/15/2026	4,030,000	3,689,545
		9,679,757
Road & Rail - 4.7%
Burlington Northern Santa Fe, LLC:
3.000%, 03/15/2023
Callable 12/15/2022	4,695,000	4,661,662
3.000%, 04/01/2025
Callable 01/01/2025	2,250,000	2,161,519
Union Pacific Corp.:
3.250%, 01/15/2025
Callable 10/15/2024	3,295,000	3,191,609
3.750%, 07/15/2025
Callable 05/15/2025	3,025,000	2,953,204
		12,967,994
Semiconductor Equipment & Products - 0.8%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	2,250,000	2,194,525

Semiconductors & Semiconductor Equipment - 1.2%
NVIDIA Corp.
1.550%, 06/15/2028
Callable 04/15/2028	4,000,000	3,322,520

Software - 4.2%
Adobe, Inc.
1.900%, 02/01/2025
Callable 01/01/2025	4,280,000	4,028,498
Oracle Corp.:
2.500%, 10/15/2022	3,000,000	2,998,263
2.650%, 07/15/2026
Callable 04/15/2026	2,000,000	1,804,818
2.300%, 03/25/2028
Callable 01/25/2028	3,000,000	2,511,808
		11,343,387
Specialty Retail - 2.4%
Lowe's Cos, Inc.
2.500%, 04/15/2026
Callable 01/15/2026	1,000,000	923,280
O'Reilly Automotive, Inc.:
4.350%, 06/01/2028
Callable 03/1/2028	675,000	644,111
4.200%, 04/01/2030
Callable 01/01/2030	2,325,000	2,126,597
The Home Depot, Inc.
2.700%, 04/01/2023
Callable 01/01/2023	2,750,000	2,726,411
		6,420,399
TOTAL CORPORATE BONDS
(Cost $198,152,660)		187,861,967

	Principal
U.S. GOVERNMENT ISSUES - 5.4%	Amount	Value
U.S. Treasury Inflation Indexed Bonds - 1.6%
0.625%, 01/15/2024	4,444,195	4,342,840

U.S. Treasury Notes - 3.8%
1.375%, 02/15/2023	2,000,000	1,982,145
2.000%, 02/15/2023	2,000,000	1,987,458
2.750%, 05/31/2023	750,000	743,461
2.000%, 02/15/2025	2,000,000	1,898,750
2.875%, 06/15/2025	1,000,000	964,844
2.000%, 08/15/2025	1,000,000	939,844
1.625%, 02/15/2026	2,000,000	1,837,735
		10,354,237
TOTAL U.S. GOVERNMENT ISSUES
(Cost $15,177,521)		14,697,077

	Principal
U.S. GOVERNMENT SPONSORED ENTITIES - 25.2%	Amount	Value
Fannie Mae - 0.6%
0.500%, 06/17/2025	1,852,000	1,674,543

Federal Home Loan Banks - 22.7%
0.500%, 12/17/2024 (a)
Callable 12/17/2022	2,500,000	2,332,596
3.050%, 12/30/2024
Callable 06/30/2023	2,500,000	2,418,455
3.000%, 01/27/2025
Callable 10/27/2022	2,200,000	2,120,957
2.000%, 04/14/2025 (a)
Callable 04/14/2023	5,000,000	4,817,350
3.250%, 06/09/2025
Callable 06/9/2023	1,000,000	963,744
0.500%, 10/28/2025 (a)
Callable 10/28/2022	3,000,000	2,719,714
2.500%, 11/12/2025 (a)
Callable 05/12/2023	1,505,000	1,453,123
0.500%, 01/27/2026 (a)
Callable 10/27/2022	3,000,000	2,651,122
1.000%, 02/17/2026 (a)
Callable 02/17/2023	2,500,000	2,303,145
2.375%, 03/13/2026	3,575,000	3,360,260
0.500%, 03/30/2026 (a)
Callable 03/30/2023	3,000,000	2,684,331
0.500%, 05/26/2026 (a)
Callable 11/26/2022	2,500,000	2,239,176
0.625%, 10/28/2026 (a)
Callable 10/28/2022	3,000,000	2,672,849
1.250%, 11/10/2026
Callable 11/10/2022	3,000,000	2,640,869
1.000%, 01/25/2027 (a)
Callable 10/25/2022	2,500,000	2,260,796
2.000%, 03/10/2027 (a)
Callable 12/10/2022	3,150,000	2,968,343
3.500%, 05/24/2027 (a)
Callable 11/24/2022	2,650,000	2,547,461
4.500%, 09/29/2027
Callable 09/29/2023	1,750,000	1,756,968
0.650%, 01/27/2028 (a)
Callable 10/27/2022	4,000,000	3,358,215
1.000%, 11/16/2028 (a)
Callable 11/16/2022	3,000,000	2,589,244
2.820%, 06/27/2029
Callable 10/07/2022	4,000,000	3,587,419
1.000%, 01/27/2031 (a)
Callable 10/27/2022	4,000,000	3,190,795
1.000%, 09/30/2031 (a)
Callable 12/30/2022	3,000,000	2,426,801
1.250%, 12/15/2033 (a)
Callable 12/15/2022	2,500,000	2,037,875
		62,101,608
Freddie Mac - 1.9%
0.750%, 05/28/2025
Callable 05/28/2023	3,500,000	3,170,351
3.375%, 06/30/2027 (a)
Callable 12/30/2022	1,895,000	1,865,296
		5,035,647
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $76,243,957)		68,811,798

SHORT-TERM INVESTMENT - 0.6%
Money Market Fund - 0.6%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 2.95% (b)	1,634,270	1,634,270

TOTAL SHORT-TERM INVESTMENT
(Cost $1,634,270)		1,634,270

Total Investments - 99.8%		273,005,112
(Cost $291,208,408)
Other Assets in Excess of Liabilities - 0.2%		590,525
TOTAL NET ASSETS - 100.0%		$273,595,637

(a) Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM FIXED INCOME FUND
Sector Classification
September 30, 2022

Sectors:	% Net Assets
U.S. Government Sponsored Entities	22.1%
Industrials	13.0%
Financials	11.3%
Health Care	10.9%
Information Technology	10.6%
Government Bonds	7.8%
Communication Services	5.6%
Energy	4.8%
Consumer Discretionary	4.3%
Materials	3.5%
Real Estate	3.5%
Consumer Staples	1.2%
U.S. Treasuries	0.6%
Money Market Funds	0.6%
Other assets in excess of liabilities	0.2%
100.0%

Fair Value Measurement Summary at September 30, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances. The Fund's may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$187,861,967	$-	$187,861,967
U.S. Government Issues	–	14,697,077	–	14,697,077
U.S. Government Sponsored Entities	-	68,811,798	-	68,811,798
Short-Term Investment	1,634,270	–	–	1,634,270
Total Investments	$1,634,270	$271,370,842	$–	$273,005,112